Stock-Based Compensation - Summary of Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (%)	54.00%
Dividend yield	0.00%
Employee Stock Purchase Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 months
Risk-free interest rate (%)		10.00%
Employee Stock Purchase Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		1 year
Risk-free interest rate (%)		25.00%
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 18 days
Expected volatility (%)	53.00%
Risk-free interest rate (%)	0.96%
Dividend yield	0.00%	0.00%
Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		4 years 10 months 9 days
Expected volatility (%)		50.29%
Risk-free interest rate (%)		0.30%
Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 3 months
Expected volatility (%)		52.45%
Risk-free interest rate (%)		1.75%